Financial Risks - Maturity Analysis (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Risks
Non-current lease liabilities	kr 15,792	kr 24,052
Other non-current liabilities	4,350
Other current liabilities	22,697	12,702
Less than 6 months
Financial Risks
Accounts payable	160,404	67,971
Other current liabilities	13,288	7,906
Accrued expenses	121,865	47,753
6 - 12 months
Financial Risks
Other current liabilities	9,409	4,796
Accrued expenses	14,581	5,800
>12 months
Financial Risks
Contingent consideration	75,880	54,399
Non-current interest-bearing liabilities	713,030	189,164
Non-current lease liabilities	15,792	kr 24,052
Other non-current liabilities	kr 4,350